Trade and Other Payables	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Trade and Other Payables

Note 5 - Trade and Other Payables

	March 31	December 31
	2025	2024
	US Dollars (In thousands)
Trade payables	50	58
Accrued expenses	206	188
Payroll and related	28	28
Related Parties	144	114

	428	388

IR-Med Inc.

Notes to the Interim Unaudited Condensed Consolidated Financial Statements

Note 7 - Trade and Other Payables

	December 31	December 31
	2024	2023
	US Dollars (In thousands)
Trade payables	58	62
Accrued expenses	188	160
Payroll and related accruals	28	98
Advance from customer	—	50
Lease liability	—	39
Related Parties	114	64

	388	473